Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001320695
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	TREEHOUSE FOODS, INC.
Entity File Number	001-32504
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-2311383
Entity Address, Address Line One	2021 Spring Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	(708)
Local Phone Number	483-1300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	THS
Security Exchange Name	NYSE